CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Net Revenue
Product sales	$ 192,861	1,225,247	869,881	$ 360,725	2,291,688	1,553,643
Service revenue	0	0	0	0	0	0
Revenues, Total	192,861	1,225,247	869,881	360,725	2,291,688	1,553,643
Cost of sales
Cost of goods sold	(179,104)	(1,137,850)	(762,873)	(335,582)	(2,131,953)	(1,349,497)
Cost of service	0	0	0	0	0	0
Cost of revenue	(179,104)	1,137,850	(762,873)	(335,582)	(2,131,953)	(1,349,497)
Gross profit	13,757	87,397	107,008	25,143	159,735	204,146
Selling, general and administrative expenses	(6,142)	(39,023)	(48,682)	(11,778)	(74,823)	(91,013)
Research and development expenses	(3,779)	(24,009)	(24,381)	(7,539)	(47,898)	(46,126)
Other operating income (expense)	(2)	(12)	4	272	1,729	(6)
Income from operations	3,834	24,353	33,949	6,098	38,743	67,001
Interest expense	(1,061)	(6,741)	(3,759)	(1,906)	(12,110)	(6,862)
Interest income	568	3,608	3,589	1,201	7,627	6,719
Earnings before income taxes	3,341	21,220	33,779	5,393	34,260	66,858
Income tax expense	(360)	(2,286)	(3,540)	(643)	(4,082)	(7,113)
Net income	2,981	18,934	30,239	4,750	30,178	59,745
Less net income attributable to noncontrolling interests	(1,185)	(7,528)	(3,284)	(1,706)	(10,836)	(5,734)
Net income attributable to Cogo Group, Inc.	1,796	11,406	26,955	3,044	19,342	54,011
Earnings per share attributable to Cogo Group, Inc.
Basic (in dollars per share)	$ 0.05	0.31	0.71	$ 0.08	0.53	1.42
Diluted (in dollars per share)	$ 0.05	0.31	0.70	$ 0.08	0.53	1.39
Weighted average number of common shares outstanding
Basic (in shares)	36,379,789	36,379,789	38,078,756	36,201,755	36,201,755	38,036,997
Diluted (in shares)	36,379,789	36,379,789	38,719,290	36,201,755	36,201,755	38,958,170
Comprehensive income:
Net income	2,981	18,934	30,239	4,750	30,178	59,745
Other comprehensive income
Foreign currency translation adjustments	413	2,624	(2,442)	461	2,926	(3,520)
Comprehensive income	3,394	21,558	27,797	5,211	33,104	56,225
Less: comprehensive income attributable to noncontrolling interests	(1,067)	(6,783)	(3,254)	(1,705)	(10,835)	(5,648)
Comprehensive income attributable to Cogo Group, Inc.	$ 2,327	14,775	24,543	$ 3,506	22,269	50,577